Transfers of financial assets and variable interest entities (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended						3 Months Ended			3 Months Ended						3 Months Ended			3 Months Ended
	Jun. 30, 2013 CMBS	Jun. 30, 2012 CMBS	Dec. 31, 2012 CMBS	Jun. 30, 2013 CMBS Minimum	Dec. 31, 2012 CMBS Minimum	Jun. 30, 2013 CMBS Maximum	Dec. 31, 2012 CMBS Maximum	Jun. 30, 2013 CMBS Non-investment grade	Dec. 31, 2012 CMBS Non-investment grade	Jun. 30, 2013 RMBS	Jun. 30, 2012 RMBS	Dec. 31, 2012 RMBS	Jun. 30, 2013 RMBS Minimum	Dec. 31, 2012 RMBS Minimum	Jun. 30, 2013 RMBS Maximum	Dec. 31, 2012 RMBS Maximum	Jun. 30, 2013 RMBS Non-investment grade	Dec. 31, 2012 RMBS Non-investment grade	Jun. 30, 2013 Other asset-backed financing activities	Jun. 30, 2012 Other asset-backed financing activities	Dec. 31, 2012 Other asset-backed financing activities	Jun. 30, 2013 Other asset-backed financing activities Minimum	Dec. 31, 2012 Other asset-backed financing activities Minimum	Jun. 30, 2013 Other asset-backed financing activities Maximum	Dec. 31, 2012 Other asset-backed financing activities Maximum	Jun. 30, 2013 Other asset-backed financing activities Non-investment grade	Dec. 31, 2012 Other asset-backed financing activities Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	537		274					96	90	1,658		1,929					127	342	452		692					428	686
Weighted-average life, in years	6 years 2 months 14 days	4 years 0 months 0 days								7 years 9 months 18 days	5 years 2 months 14 days								4 years 7 months 7 days	3 years 7 months 6 days
Prepayment speed assumption (rate per annum), in % (as a percent)													2.10%	0.10%	33.80%	27.60%
Impact on fair value from 10% adverse change in prepayment speed										(19.4)		(38.5)
Impact on fair value from 20% adverse change in prepayment speed										(37.3)		(74.3)
Cash flow discount rate per annum, in % (as a percent)				1.20%	1.10%	36.20%	50.20%						1.40%	0.20%	33.40%	42.80%						0.80%	0.70%	19.60%	51.70%
Impact on fair value from 10% adverse change in cash flow discount rate	(9.5)		(14.8)							(41.5)		(62.8)							(0.6)		(1.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(18.6)		(19.9)							(80.6)		(93.5)							(1.2)		(1.8)
Expected credit losses rate (rate per annum), in % (as a percent)				1.00%	0.90%	34.20%	49.50%						2.50%	0.90%	16.90%	42.80%						0.30%	0.30%	19.30%	51.40%
Impact on fair value from 10% adverse change in expected credit losses	(4.5)		(14.4)							(23.8)		(55.9)							(0.5)		(0.8)
Impact on fair value from 20% adverse change in expected credit losses	(8.8)		(19.2)							(46.5)		(80.3)							(1.0)		(1.6)